Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	25,125,372	32,563,122	4,148,221
Allowance for expected credit losses	(6,263,876)	(6,709,706)	(854,750)
Total	18,861,496	25,853,416	3,293,471

Schedule of Allowance for Expected Credit Losses

Movement of allowance for expected credit losses consists of the following:

	As of December 31,	As of June 30,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	5,066,546	6,263,876	797,956
Addition	1,197,330	445,830	56,794
Ending balance	6,263,876	6,709,706	854,750